AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2026
	Principal Amount	Value
Corporate Bonds and Notes - 46.5%
Basic Materials - 1.0%
Air Products and Chemicals, Inc.
4.800%, 03/03/33	$530,000	$538,889
Steel Dynamics, Inc.
5.375%, 08/15/34	460,000	472,252

Total Basic Materials		1,011,141
Communications - 3.4%
AT&T, Inc.
1.650%, 02/01/28	331,000	316,451
4.300%, 02/15/30	700,000	700,702
Charter Communications Operating LLC/Charter Communications Operating Capital
4.400%, 04/01/33	885,000	832,540
Comcast Corp.
4.650%, 02/15/33[1]	915,000	914,222
Verizon Communications, Inc.
3.875%, 02/08/29	853,000	850,205

Total Communications		3,614,120
Consumer, Cyclical - 5.6%
AutoNation, Inc.
3.850%, 03/01/32	720,000	679,146
Hyatt Hotels Corp.
5.250%, 06/30/29	610,000	628,925
LKQ Corp.
6.250%, 06/15/33[1]	525,000	549,417
Magna International, Inc. (Canada)
5.875%, 06/01/35[1]	830,000	875,474
Mattel, Inc.
3.750%, 04/01/29[2]	975,000	954,934
PulteGroup, Inc.
6.375%, 05/15/33[1]	573,000	627,852
Royal Caribbean Cruises, Ltd. (Liberia)
5.375%, 01/15/36[1]	1,025,000	1,027,142
United Airlines, Inc. Pass-Through Trust
Series 2024-1, AA, 5.450%, 02/15/37	564,830	578,137

Total Consumer, Cyclical		5,921,027
Consumer, Non-cyclical - 7.0%
Amgen, Inc.
5.600%, 03/02/43	576,000	580,300
CommonSpirit Health
3.347%, 10/01/29	1,087,000	1,051,751
CVS Health Corp.
5.450%, 09/15/35	1,010,000	1,027,649
The Ford Foundation
Series 2020, 2.415%, 06/01/50	1,807,000	1,084,834
HCA, Inc.
4.125%, 06/15/29	950,000	947,895
Kraft Heinz Foods Co.
4.625%, 10/01/39	615,000	555,460
	Principal Amount	Value

Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	$1,010,000	$909,019
Sysco Corp.
2.400%, 02/15/30[1]	809,000	754,048
The Campbell's Company
2.375%, 04/24/30	628,000	577,480

Total Consumer, Non-cyclical		7,488,436
Financials - 16.8%
Aircastle, Ltd./Aircastle Ireland DAC (Bermuda)
5.750%, 10/01/31[2]	1,025,000	1,068,604
Ally Financial, Inc.
(5.543% to 01/17/30 then SOFR Index + 1.730%), 5.543%, 01/17/31[1,3,4]	565,000	578,465
American Homes 4 Rent LP
3.625%, 04/15/32	685,000	643,374
American Tower Corp.
3.600%, 01/15/28	855,000	847,579
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month SOFR + 1.782%), 4.330%, 03/15/50[3,4]	1,200,000	1,007,862
The Bank of New York Mellon Corp.
Series H, (3.700% to 03/20/26 then U.S. Treasury Yield Curve CMT 5 year + 3.352%), 3.700%, 03/20/26[1,3,4,5]	985,000	983,044
Boston Properties LP
2.550%, 04/01/32	808,000	706,406
Capital One Financial Corp.
(7.964% to 11/02/33 then SOFR Index + 3.370%), 7.964%, 11/02/34[3,4]	733,000	856,735
The Charles Schwab Corp.
Series K, (5.000% to 06/01/27 then U.S. Treasury Yield Curve CMT 5 year + 3.256%), 5.000%, 06/01/27[3,4,5]	565,000	565,881
Citigroup, Inc.
(3.980% to 03/20/29 then 3 month SOFR + 1.600%), 3.980%, 03/20/30[3,4]	877,000	870,484
Citizens Financial Group, Inc.
(5.718% to 07/23/31 then SOFR + 1.910%), 5.718%, 07/23/32[3,4]	750,000	785,520
Crown Castle, Inc.
4.000%, 03/01/27	775,000	774,846
Equinix, Inc.
3.200%, 11/18/29	663,000	638,282
The Goldman Sachs Group, Inc.
(6.561% to 10/24/33 then SOFR + 1.950%), 6.561%, 10/24/34[3,4]	800,000	885,845
Huntington Bancshares, Inc.
(5.709% to 02/02/34 then SOFR Index + 1.870%), 5.709%, 02/02/35[1,3,4]	576,000	599,396
JPMorgan Chase & Co.
(6.254% to 10/23/33 then SOFR + 1.810%), 6.254%, 10/23/34[3,4]	528,000	576,105

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 16.8% (continued)
MetLife, Inc.
Series D, (5.875% to 03/15/28 then 3 month SOFR + 3.221%), 5.875%, 03/15/28[3,4,5]	$125,000	$127,165
Morgan Stanley
(4.431% to 01/23/29 then 3 month SOFR + 1.890%), 4.431%, 01/23/30[3,4]	849,000	854,567
The PNC Financial Services Group, Inc.
(5.068% to 01/24/33 then SOFR + 1.933%), 5.068%, 01/24/34[3,4]	1,026,000	1,045,534
State Street Corp.
Series J, (6.700% to 09/15/29 then U.S. Treasury Yield Curve CMT 5 year + 2.628%), 6.700%, 09/15/29[1,3,4,5]	545,000	570,193
Truist Financial Corp., MTN
(4.873% to 01/26/28 then SOFR + 1.435%), 4.873%, 01/26/29[3,4]	300,000	304,698
Series Q, (5.100% to 03/01/30 then U.S. Treasury Yield Curve CMT 10 year + 4.349%), 5.100%, 03/01/30[1,3,4,5]	550,000	553,574
US Bancorp
(5.775% to 06/12/28 then SOFR + 2.020%), 5.775%, 06/12/29[3,4]	615,000	638,446
Wells Fargo & Co.
MTN, (5.013% to 04/04/50 then 3 month SOFR + 4.502%), 5.013%, 04/04/51[3,4]	886,000	809,487
(7.625% to 09/15/28 then U.S. Treasury Yield Curve CMT 5 year + 3.606%), 7.625%, 09/15/28[1,3,4,5]	576,000	613,465

Total Financials		17,905,557
Industrials - 2.7%
Jacobs Engineering Group, Inc.
5.900%, 03/01/33	991,000	1,041,056
Owens Corning
7.000%, 12/01/36[6]	490,000	557,711
Packaging Corp. of America
5.700%, 12/01/33	640,000	674,432
Regal Rexnord Corp.
6.300%, 02/15/30	535,000	567,243

Total Industrials		2,840,442
Technology - 5.5%
Broadcom, Inc.
4.150%, 11/15/30	707,000	703,143
CDW LLC/CDW Finance Corp.
5.550%, 08/22/34	542,000	550,608
Dell International LLC/EMC Corp.
6.200%, 07/15/30	962,000	1,026,823
Kyndryl Holdings, Inc.
3.150%, 10/15/31[1]	691,000	629,634
Microsoft Corp.
2.525%, 06/01/50	1,740,000	1,054,539
	Principal Amount	Value

Oracle Corp.
4.800%, 09/26/32	$580,000	$561,511
Roper Technologies, Inc.
4.750%, 02/15/32[1]	612,000	615,768
SK hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	800,000	730,044

Total Technology		5,872,070
Utilities - 4.5%
Dominion Energy, Inc.
5.375%, 11/15/32	550,000	571,944
Series B, (7.000% to 03/03/34 then U.S. Treasury Yield Curve CMT 5 year + 2.511%), 7.000%, 06/01/54[3,4]	698,000	754,791
Duke Energy Corp.
2.550%, 06/15/31	632,000	575,846
(6.450% to 06/01/34 then U.S. Treasury Yield Curve CMT 5 year + 2.588%), 6.450%, 09/01/54[3,4]	726,000	759,566
Exelon Corp.
5.300%, 03/15/33	550,000	569,750
(6.500% to 12/15/34 then U.S. Treasury Yield Curve CMT 5 year + 1.975%), 6.500%, 03/15/55[3,4]	738,000	766,119
National Rural Utilities Cooperative Finance Corp.
1.350%, 03/15/31	899,000	775,581

Total Utilities		4,773,597

Total Corporate Bonds and Notes (Cost $51,119,449)		49,426,390
Asset-Backed Securities - 4.5%
AGL CLO 39, Ltd. Series 2025-39A, Class A1 (3 month SOFR + 1.130%, Cap N/A, Floor 1.130%), 4.798%, 04/20/38[2,4]	350,000	350,333
AGL Core CLO, Ltd. Series 2025-38A, Class A1 (3 month SOFR + 1.240%, Cap N/A, Floor 1.240%), 4.909%, 01/22/38[2,4]	300,000	300,415
American Express Credit Account Master Trust Series 2025-5, Class A 4.510%, 07/15/32	196,000	199,914
Compass Datacenters Issuer II LLC Series 2024-1A, Class A1 5.250%, 02/25/49[2]	950,000	955,011
Elmwood CLO II, Ltd. Series 2019-2A, Class A1RR (3 month SOFR + 1.350%, Cap N/A, Floor 1.350%), 5.018%, 10/20/37[2,4]	535,000	535,947
Ford Credit Auto Owner Trust
Series 2022-B, Class A4 3.930%, 08/15/27	342,767	342,799
Series 2024-D, Class A3 4.610%, 08/15/29	592,000	598,607

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Asset-Backed Securities–4.5%(continued)

Magnetite XXXIV, Ltd. Series 2023-34A, Class A1R (3 month SOFR + 1.140%, Cap N/A, Floor 1.140%), 4.812%, 01/15/38[2,4]	$275,000	$275,275
Magnetite XXXVI, Ltd. Series 2023-36A, Class AR (3 month SOFR + 1.320%, Cap N/A, Floor 1.320%), 4.988%, 07/25/38[2,4]	285,000	285,708
Palmer Square CLO, Ltd.
Series 2018-2A, Class A1R (3 month SOFR + 1.530%, Cap N/A, Floor 1.530%), 5.201%, 04/16/37[2,4]	310,000	311,157
Series 2021-1A, Class A1AR (3 month SOFR + 1.150%, Cap N/A, Floor 1.150%), 4.818%, 04/20/38[2,4]	178,000	178,133

Santander Drive Auto Receivables Trust Series 2022-7, Class B 5.950%, 01/17/28	25,970	25,991
Voya CLO, Ltd. Series 2021-2A, Class A1R (3 month SOFR + 1.170%, Cap N/A, Floor 1.170%), 4.838%, 04/20/38[2,4]	475,000	475,475

Total Asset-Backed Securities (Cost $4,826,548)		4,834,765
Mortgage-Backed Securities - 5.2%
Chase Home Lending Mortgage Trust Series 2024-1, Class A6 6.500%, 01/25/55[2,4]	189,737	191,539
Citigroup Mortgage Loan Trust Series 2022-J1, Class A1 2.500%, 02/25/52[2,4]	290,517	271,901
Connecticut Avenue Securities Trust
Series 2024-R01, Class 1M1 (1 month SOFR + 1.050%), 4.747%, 01/25/44[2,4]	246,634	246,895
Series 2024-R02, Class 1M1 (1 month SOFR + 1.100%), 4.797%, 02/25/44[2,4]	164,488	164,683
Series 2024-R06, Class 1A1 (1 month SOFR + 1.150%), 4.847%, 09/25/44[2,4]	199,135	199,631

DATA Mortgage Trust Series 2023-CNTR, Class A 5.728%, 08/12/43[2,4]	600,000	613,947
Freddie Mac STACR REMIC Trust Series 2023-HQA3, Class A1 (1 month SOFR + 1.850%), 5.547%, 11/25/43[2,4]	267,946	270,118
GS Mortgage Securities Trust Series 2020-GC47, Class A5 2.377%, 05/12/53	300,000	276,987
	Principal Amount	Value

GS Mortgage-Backed Securities Corp. Trust
Series 2021-PJ4, Class A6 2.500%, 09/25/51[2,4]	$657,597	$620,864
Series 2021-PJ5, Class A6 2.500%, 10/25/51[2,4]	243,606	229,462
GS Mortgage-Backed Securities Trust
Series 2021-GR3, Class A6 2.500%, 04/25/52[2,4]	118,470	107,192
Series 2021-PJ8, Class A2 2.500%, 01/25/52[2,4]	563,515	473,352
Series 2021-PJ9, Class A8 2.500%, 02/26/52[2,4]	424,286	383,121
Series 2022-PJ3, Class A4 2.500%, 08/25/52[2,4]	238,628	200,448
Series 2022-PJ3, Class A7 2.500%, 08/25/52[2,4]	169,954	162,221
JP Morgan Mortgage Trust
Series 2021-1, Class A3A 2.000%, 06/25/51[2,4]	241,127	193,821
Series 2021-7, Class A6 2.500%, 11/25/51[2,4]	475,951	448,706
Series 2022-2, Class A6 3.000%, 08/25/52[2,4]	232,019	219,861
Series 2022-4, Class A3 3.000%, 10/25/52[2,4]	237,281	207,807

Total Mortgage-Backed Securities (Cost $5,410,203)		5,482,556
Municipal Bonds - 3.6%
California Health Facilities Financing Authority 4.190%, 06/01/37	775,000	743,973
California State General Obligation, School Improvements, Build America Bonds 7.550%, 04/01/39	1,460,000	1,755,225
JobsOhio Beverage System, Series B 4.532%, 01/01/35	1,375,000	1,379,819

Total Municipal Bonds (Cost $4,279,536)		3,879,017
U.S. Government and Agency Obligations - 39.0%
Fannie Mae - 18.4%
FNMA
2.000%, 02/01/36	503,157	464,977
3.000%, 06/01/38	658,253	638,217
3.500%, 03/01/30 to 07/01/50	5,376,083	5,115,228
4.000%, 03/01/44 to 01/01/51	3,929,479	3,830,125
4.500%, 04/01/39 to 06/01/41	5,140,403	5,165,467
5.000%, 07/01/47 to 02/01/49	1,363,124	1,393,740
5.500%, 02/01/55	2,063,371	2,117,132
6.500%, 02/01/54	846,235	888,004

Total Fannie Mae		19,612,890
Freddie Mac - 8.7%
FHLMC
2.500%, 10/01/34	1,661,159	1,583,535
3.000%, 03/01/50	723,215	657,587
3.500%, 10/01/45	2,708,035	2,574,128

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Freddie Mac - 8.7% (continued)
FHLMC
4.000%, 09/01/50	$475,630	$458,700
5.000%, 07/01/44	763,554	782,853
FHLMC Gold Pool
3.500%, 07/01/32 to 05/01/44	735,879	714,588
Freddie Mac Multifamily Structured Pass Through Certificates
Series K139, Class A2 2.590%, 01/25/32[4]	500,000	458,308
Freddie Mac REMICS
Series 5106, Class KA 2.000%, 03/25/41	1,043,536	991,146
Series 5297, Class DA 5.000%, 12/25/52	466,249	475,153
Freddie Mac STACR REMIC Trust
Series 2025-DNA3, Class A1 (1 month SOFR + 0.950%), 4.647%, 09/25/45[2,4]	238,000	238,293
Series 2024-DNA1, Class M1 (1 month SOFR + 1.350%), 5.047%, 02/25/44[2,4]	277,099	277,784

Total Freddie Mac		9,212,075
U.S. Treasury Obligations - 11.9%
U.S. Treasury Bonds
1.875%, 02/15/51	1,808,000	1,007,113
2.250%, 05/15/41	6,297,000	4,616,488
3.125%, 05/15/48	5,484,000	4,150,488
3.500%, 02/15/39	1,110,000	1,006,241
3.625%, 02/15/53	2,267,000	1,826,440

Total U.S. Treasury Obligations		12,606,770

Total U.S. Government and Agency Obligations (Cost $46,220,488)		41,431,735
	Principal Amount	Value

Short-Term Investments - 1.4%
Joint Repurchase Agreements - 0.7%[7]
Citadel Securities LLC, dated 01/30/26, due 02/02/26, 3.710% total to be received $721,223 (collateralized by various U.S. Treasuries, 0.000% - 4.500%, 02/15/26 - 11/15/55, totaling $735,647)	$721,000	$721,000
Daiwa Capital Markets America, dated 01/30/26, due 02/02/26, 3.660% total to be received $46,986 (collateralized by various U.S. Treasuries, 1.125% - 4.375%, 02/28/27 - 06/30/31, totaling $47,911)	46,972	46,972

Total Joint Repurchase Agreements		767,972
Repurchase Agreements - 0.7%
Fixed Income Clearing Corp., dated 01/30/26, due 02/02/26, 3.350% total to be received $727,203 (collateralized by a U.S. Treasury Note, 3.500%, 11/15/28, totaling $741,633)	727,000	727,000

Total Short-Term Investments (Cost $1,494,972)		1,494,972
Total Investments - 100.2% (Cost $113,351,196)		106,549,435
Other Assets, less Liabilities - (0.2)%		(240,867)
Net Assets - 100.0%		$106,308,568

[1]	Some of these securities, amounting to $6,662,264 or 6.3% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the value of these securities amounted to $12,142,682 or 11.4% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2026. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
DAC	Designated Activity Co.
FHLMC	Freddie Mac
FNMA	Fannie Mae
MTN	Medium-Term Note
REMICS	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk

AMG GW&K Core Bond ESG Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2026:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$49,426,390	—	$49,426,390
Asset-Backed Securities	—	4,834,765	—	4,834,765
Mortgage-Backed Securities	—	5,482,556	—	5,482,556
Municipal Bonds	—	3,879,017	—	3,879,017
U.S. Government and Agency Obligations†	—	41,431,735	—	41,431,735
Short-Term Investments
Joint Repurchase Agreements	—	767,972	—	767,972
Repurchase Agreements	—	727,000	—	727,000
Total Investments in Securities	—	$106,549,435	—	$106,549,435

†	All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended January 31, 2026, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2026, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$6,662,264	$767,972	$6,105,971	$6,873,943
The following table summarizes the securities received as collateral for securities lending at January 31, 2026:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.750%	04/15/26-05/15/54
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.